SCHEDULE OF PRREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales tax recoverable and other current assets	$ 128,321	$ 141,568	$ 122,353
Deposits on equipment		288,287
Prepaid expenses	147,186	50,668	496,364
Prepaids and other current assets	$ 275,507	$ 480,523	$ 618,717